Loans payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Short-term Debt [Line Items]
Components of loans payable	The following table shows the component of loans payable (in thousands):

	September 30,	December 31,
	2022	2021
Loan payable, beginning of period	$29,844	$13,624
SIF contribution	—	16,786
Financing of Directors and Officers Insurance	2,893	—
Venture Loan	20,000	—
Payments	(1,262)	(399)
Interest and final fee on Venture Loan	1,808	—
Repayment of the Venture Loan	(21,808)	—
Foreign exchange (gain) loss	(1,948)	(167)

Loan payable, end of period	$29,527	$29,844

Discount, beginning of period	$(17,391)	$(11,948)
SIF discount on additional contribution	—	(7,167)
TPC discount on additional contribution	—	—
Venture Loan discount	(130)	—
Interest expense	1,902	1,728
Foreign exchange (gain) loss	1,236	(4)

Total discount, end of period	$(14,383)	$(17,391)

Total loans payable, end of period	$15,144	$12,453
Short-term portion	2,232	220
Long-term portion	12,912	12,233

Total loans payable	$15,144	$12,453

DWave System [Member]
Short-term Debt [Line Items]
Components of loans payable	The following table shows the component of loans payable, net (in thousands):

	December 31,
	2021	2020
Loans payable, beginning of year	$13,624	$5,555
SIF contribution	16,786	11,661
Payments	(399)	—
TPC debt forgiveness	—	(3,873)
Foreign exchange (gain) loss	(167)	281

Loans payable, end of year	$29,844	$13,624

Discount, beginning of year	$(11,948)	$—
SIF discount on additional contribution	(7,167)	(11,199)
TPC discount on additional contribution	—	(748)
Government interest expense	1,728	232
Foreign exchange (gain) loss	(4)	(233)

Discount, end of year	$(17,391)	$(11,948)

Total Loans payable, net	$12,453	$1,676
Short-term portion	220	355
Long-term portion	12,233	1,321

Total loans payable, net	12,453	1,676